Investments - Tanker Investments Ltd - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Derivatives not designated as a cash flow hedge		$ 17,844	$ 14,415
Preferred stock, share issued		0	0
Percentage of combined ownership interest		17.62%
Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Preferred stock, voting rights		Elect one board member
Tanker Investments Limited [Member] | Warrant [Member] | Derivatives Not Designated as a Cash Flow Hedge [Member]
Net Investment Income [Line Items]
Derivatives not designated as a cash flow hedge		$ 10,300
Tanker Investments Limited [Member] | Series A- One Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred stock, share issued	1
Tanker Investments Limited [Member] | Series A- Two Preferred Stock [Member]
Net Investment Income [Line Items]
Preferred stock, share issued	1
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Net Investment Income [Line Items]
Percentage of combined ownership interest	20.00%
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Warrant [Member] | Maximum [Member]
Net Investment Income [Line Items]
Number of shares available through exercise of stock purchase warrant	1,500,000